Note 18 - Current tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Note 18 - Current tax assets and liabilities
Disclosure of detailed information about current tax assets [text block]
	Year ended December 31,
Current tax assets	2025	2024
Income tax assets	114,898	135,621
V.A.T. credits	248,882	195,745
Other prepaid taxes	860	1,255
	364,640	332,621

Disclosure of detailed information about tax liabilities [text block]
	Year ended December 31,
Current tax liabilities	2025	2024
Income tax liabilities	271,791	277,712
V.A.T. liabilities	23,087	16,599
Other taxes	91,708	71,981
	386,586	366,292